SHARE-BASED COMPENSATION - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	¥ 39,218	¥ 53,217	¥ 58,353
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses related to options, weighted average period	2 years 3 months 25 days
Restricted stock units granted	970,400
Exercise price per share of restricted stock units Granted	¥ 0
Restricted stock units agggregate fair value	¥ 36,380	¥ 87,699	¥ 39,977
Restricted stock units unrecognised compensation cost	¥ 56,937
Restricted stock units weighted aveage grant date fair value	¥ 37.49	¥ 40.61	¥ 28.84
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested	¥ 2,107	¥ 2,577	¥ 12,071
Total intrinsic value of options exercised	14,225	¥ 20,102	¥ 41,271
Unrecognized compensation expenses related to options	¥ 1,731
Unrecognized compensation expenses related to options, weighted average period	3 years 2 months 26 days
Minimum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vesting period	0 years
Maximum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vesting period	6 years
Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares that may be issued pursuant to all awards				28,400,000
Description of increase in shares reserved	The shares reserved may be increased automatically if and whenever the unissued shares reserved accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under the Plan immediately after each such increase shall equal to five percent (5%) of the then issued and outstanding shares.
Share Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	0 years
Share Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	10 years